Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment
(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2022
Net carrying amount - beginning of the year	1,071	42,342	3,850	1,244	6,545	1,247	56,299
Additions	22	132	456	655	5,471	964	7,700
Depreciation capitalized				11	179		190
Depreciation (*)	(51)	(5,467)	(554)				(6,072)
Reversals	3	40	191		141	38	413
Impairments	(21)	(313)	(485)		(149)	(414)	(1,382)
Write-off	(1)		(2)	(365)	(218)		(586)
Currency translation differences	2	2,422	55	74	364	9	2,926
Initial recognition and changes in estimates		(173)	2	(7)	98		(80)
Changes in the scope of consolidation - included entities	9	650	695			118	1,472
Changes in the scope of consolidation - excluded entities	(1)	(3,687)	(6)	(119)	(546)		(4,359)
Transfers	41	4,403	425	(149)	(4,254)	(466)
Other changes	14	143	(347)	1	(4)	4	(189)
Net carrying amount - end of the year	1,088	40,492	4,280	1,345	7,627	1,500	56,332
Gross carrying amount - end of the year	4,255	143,433	31,327	1,345	11,787	3,665	195,812
Provisions for depreciation and impairments	3,167	102,941	27,047		4,160	2,165	139,480
2021
Net carrying amount - beginning of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Additions	18	8	277	380	3,413	854	4,950
Depreciation capitalized				28	90		118
Depreciation (*)	(49)	(5,421)	(496)				(5,966)
Reversals		1,080	118		337		1,535
Impairments	(101)	(90)	(768)		(85)	(582)	(1,626)
Write-off	(1)		(2)	(331)	(18)		(352)
Currency translation differences	2	2,956	66	106	546	12	3,688
Initial recognition and changes in estimates		200		(9)	4		195
Changes in the scope of consolidation	22		1,001	(199)	(1,119)	43	(252)
Transfers	50	3,841	409	(44)	(3,797)	(459)
Other changes	2	120	(54)	(28)	56	(30)	66
Net carrying amount - end of the year	1,071	42,342	3,850	1,244	6,545	1,247	56,299
Gross carrying amount - end of the year	4,175	149,117	30,618	1,244	10,485	3,107	198,746
Provisions for depreciation and impairments	3,104	106,775	26,768		3,940	1,860	142,447

(*) Before capitalization of depreciation of tangible assets

Schedule of depreciation rates
(%)
Buildings	2 - 10
Refining and chemical plants	3 - 17
Gas pipelines and compression stations	4 - 12
Power plants	3 - 5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging
(€ million)	2022	2021	2020
Costs for exploratory wells suspended - beginning of the year	1,101	1,268	1,246
Increases for which is ongoing the determination of proved reserves	547	288	408
Amounts previously capitalized and expensed in the year	(374)	(286)	(226)
Reclassification to successful exploratory wells following the estimation of proved reserves	(147)	(43)	(48)
Disposals	(2)	(3)
Changes in the scope of consolidation	(114)	(199)
Currency translation differences	65	100	(112)
Other changes	9	(24)
Costs for exploratory wells suspended - end of the year	1,085	1,101	1,268

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2022		2021		2020
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	216	5.0	175	4.0	157	6.7
- between 1 and 3 years	246	4.9	269	12.2	250	11.0
- beyond 3 years	623	13.9	657	19.7	861	19.3
	1,085	23.8	1,101	35.9	1,268	37.0
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	204	4.5	175	4.0	157	6.7
- fields for which the delineation campaign is in progress	579	11.3	567	17.9	631	14.9
- fields including commercial discoveries that proceeds to a FID	302	8.0	359	14.0	480	15.4
	1,085	23.8	1,101	35.9	1,268	37.0

Schedule of unproved mineral interests
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Italy	Total
2022
Carrying amount - beginning of the year	218	892	3	68	114	16	508		1,819
Additions		11			110	(2)		2	121
Net (impairments) reversals	(28)		93	(56)					9
Reclassification to Proved Mineral Interest	(6)				(19)	(12)	(19)		(56)
Currency translation differences	14	55	(1)	4	6	1	31		110
Carrying amount - end of the year	198	958	95	16	211	3	520	2	2,003
2021
Carrying amount - beginning of the year	203	860		114	100	18	468		1,763
Additions				3	6				9
Net (impairments) reversals	(1)		3	35		(2)			35
Reclassification to Proved Mineral Interest		(48)		(92)		(1)			(141)
Currency translation differences	16	80		8	8	1	40		153
Carrying amount - end of the year	218	892	3	68	114	16	508		1,819